UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: September 30, 2012

Item 1:	Schedule of Investments September 30, 2012 (unaudited)


                                          Principal/        Fair
                                            Shares/        Value
					  Contracts
INVESTMENTS - 104%

CONVERTIBLE PREFERRED STOCK - 17%
UNITED STATES - 17%


Affiliated Managers Group,Inc. 5.150%        48,410     2,278,296
   Due 10-15-37
Bunge Limited 4.875%			     18,090     1,768,297
Carriage Services Capital Trust 7.000%       59,500     2,618,000
   Due 06-01-29
Chesapeake Energy 5.75% (144A) (b)            1,200     1,128,000
Emmis Communications Corporation 6.25%       22,100       208,403
Interpublic Group 5.250%                        305       325,206
Stanley Black & Decker, Inc. 4.750%          24,674     3,120,644

Total Convertible Preferred Stock (cost $10,014,784)   11,446,846


MANDATORY CONVERTIBLE PREFERRED STOCK - 1%
United States - 1%
Thompson Creek Metals Company, Inc.           56,700      968,436
   6.500% Due 05-15-15

Total mandatory convertible preferred stock
   (Cost $1,417,500)                                      968,436


CONVERTIBLE BONDS - 70%

Canada - 4%
Northgate Minerals Corporation
   3.500% Due 10-01-16                      870,000       889,923

China - 1%
China Medical Technologies, Inc.(144A)    1,100,000       137,500
   6.250% Due 12-15-16(a)(b)(c)
Home Inns & Hotels(144A)                    750,000       634,688
   2.000% Due 12-15-15(b)
ShengdaTech, Inc.(144A)                   1,430,000        28,600
   6.500% Due 12-15-15(a)(b)(c)

Total China                                               800,788

Greece- 1%
DryShips, Inc. 5.000% Due 12-01-14          480,000       394,128

Hong Kong - 0%
Sino-Forest Corporation(144A)              1,180,000      182,900
   4.250% Due 12-15-16(a)(b)(c)

Indonesia - 0%
APP Finance VI Mauritius                  12,903,000       64,515
   0.000% Due 11-18-12(a)(c)

India - 2%
Sterlite Industries Ltd.                   1,025,000      978,875
   4.000% Due 10-30-14


Switzerland - 3%
Glencore International (Reg S)             1,400,000    1,695,750
   5.000% Due 12-31-14

UNITED STATES - 62%
A123 Systems, Inc. 3.750%                  2,600,000      936,000
   Due 04-15-16
Affymetrix, Inc.                             970,000      949,388
   4.000% Due 7-01-19
AGCO Corporation                             600,000      756,000
   1.250% Due 12-15-36
Alaska Communications Systems Group, Inc.    700,000      483,000
   (144A)6.250% Due 05-01-18 (b)(d)
Allegheny Technologies, Inc. 4.250%        1,327,000    1,529,368
   Due 06-01-14 (d)
Ashland, Inc.                              1,500,000    1,410,000
   6.500% Due 06-30-29
Clearwire Corporation(144A)                  870,000      643,800
   8.250% Due 12-01-40(b)(d)
EMC Corporation                              730,000    1,253,702
   1.750% Due 12-01-13
Endeavor International Corporation           780,000      748,800
   5.500% Due 07-15-16
Enpro Industries, Inc.                     1,765,000    2,179,775
   3.937% Due 10-15-15 (d)
Genco Shipping & Trading Ltd.                700,000      315,000
   5.000% Due 08-15-15
Gilead Sciences, Inc.                        660,000    1,148,464
   0.625% Due 05-01-13
Grubb & Ellis Company(144A)                  810,000        8,303
   7.950% Due 05-01-15(b)
GT Advanced Technologies, Inc.                45,000       44,888
   3.000% Due 10-01-17
Hawaiian Holdings, Inc.                      570,000      590,306
   5.000% Due 04-01-16
Intel Corporation (144A) 3.250%            1,175,000    1,449,950
   Due 08-01-39(b)
Johnson & Johnson                          1,900,000    1,886,938
   0.000% Due 07-28-20(c)(d)
KCAP Financial, Inc.                         680,000      778,008
   8.750% Due 03-15-16 (d)
Level 3 Communications, Inc.               1,700,000    2,074,000
   7.000% Due 03-15-15
Liberty Media                                150,000      209,250
   3.125% Due 03-30-23 (d)
Liberty Media                              2,250,000    2,129,175
   3.250% Due 03-15-31 (d)
McMoRan Exploration Corporation              300,000      303,000
   4.000% Due 12-30-17
MF Global Ltd. 9.000%                        700,000      355,250
   Due 06-15-38(a)(c)
MF Global Ltd. 1.875%                      1,920,000      940,800
   Due 02-01-16(a)(c)
MF Global Ltd. 3.375%                      2,000,000      985,000
   Due 08-01-18(a)(c)
Molycorp, Inc. 6.000%                      1,000,000    1,159,375
   Due 09-01-17
NetApp, Inc. 1.750%                          500,000      571,000
   Due 06-01-13
Newmont Mining Corporation                 1,530,000    2,069,325
   1.250% Due 07-15-14 (d)
PMI Group, Inc.                              480,000      114,000
   4.500% Due 04-15-20
Prospect Capital Corporation                 100,000      107,125
   6.250% Due 12-15-15 (d)
Prospect Capital Corporation (144A)        1,200,000    1,221,060
   5.750% Due 03-15-18
Rayonier, Inc.                               140,000      210,962
   4.500% Due 08-15-15
Rite Aid Corporation                   	   1,355,000    1,432,912
   8.500% Due 05-15-15
School Specialty, Inc.                       490,000      313,600
   3.750% Due 11-30-26
Sequenom, Inc. (144A)                      1,290,000    1,331,925
   5.000% Due 10-01-17(b)
Sirius XM Radio, Inc.(144A)                1,480,000    2,324,987
   7.000% Due 12-01-14(b)(d)
Steel Dynamics, Inc.                         915,000      964,753
   5.125% Due 06-15-14 (d)
TiVo, Inc. (144A)                            500,000      623,750
   4.000% Due 03-15-16(b)
Tyson Foods, Inc.                          1,000,000    1,112,000
  3.250% Due 10-15-13 (d)
Ultrapetrol Bahamas Limited(144A)            700,000      479,500
  7.250% Due 01-15-17(b)
United Continental Holdings, Inc.            600,000      783,375
   4.500% Due 01-15-15
Xilinx,Inc.                                1,400,000    1,837,500
  2.625% Due 06-15-17 (d)
XPO Logistics, Inc.                          700,000      687,312
  4.500% Due 10-01-17


        Total United States                            41,452,626

Total Convertible Bonds (cost $46,137,883)             46,459,505


CONVERTIBLE BOND UNITS - 2%
UNITED STATES - 2%
CenterPoint Energy 1.165%                     23,240      938,315
  Due 09-15-29


        Total Convertible Bond Units(cost $803,713)       938,315

CORPORATE BONDS - 5%
United Kingdom - 1%
SkyePharma                                    512,914     538,998
   6.500% Due 05-04-24
United States - 4%
FiberTower Corporation (144A)               1,154,518     288,629
   9.000% Due 01-01-16(b)
MIG,LLC Senior Secured Notes                4,510,771   2,548,586
   9.000% Cash, 6.500% PIK Due 12-31-16

Total United States                                     2,837,216

Total Corporate Bonds(cost $5,058,974)                  3,376,213

COMMON STOCK - 3%
Bahamas - 2%
Vedanta Resources                            162,493    1,040,768

Ireland - 0%
Fly Leasing                                   13,100      176,981

Israel - 0%
Teva Pharmaceuticals                           2,177       90,149

United Kingdom - 0%
SkyePharma PLC                               188,300      280,071

UNITED STATES - 1%
Durect Corporation (c)                        17,886       25,756
FiberTower Corporation (c)                    55,487        2,774
Proshares Ultra VIX Short-Term Futures (c)    15,000      473,220

      Total United States                                 501,750

      Total Common Stock (cost $3,187,669)              2,089,719


WARRANTS - 6%
UNITED STATES - 6%

American International Group (c)              95,000    1,277,750
Ford Motor Co. (c)                           254,950      262,599
Iridium Communications, Inc.                  13,082       15,960
JP Morgan Chase & Co.(c)                      30,000      308,700
Kinder Morgan Energy Partners (c)            675,000    2,355,750
MIG, LLC (c)                                   1,076          404

      Total Warrants(cost $3,487,290)                   4,221,163

TOTAL INVESTMENTS (cost $70,107,813)                   69,500,197


INVESTMENT SECURITIES SOLD SHORT - (1%)
COMMON STOCK - (1%)
United States - (1%)
Stanley Black & Decker, Inc.                 (7,370)    $(561,963)

TOTAL INVESTMENT SECURITIES SOLD
    SHORT (proceeds $559,642)                           $(561,963)




(a) This security is in default or deferral and interest or dividends are not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the broker.

(e) Reg S securities are those offered and sold outside of the United States and thus are exempt from registration under Regulation S of the U.S. Securities Act of 1933. These securities are subject to restrictions on their sale.

    Percentages are based upon the fair value as a percent of net assets as of September 30, 2012.

                                                      (concluded)


Valuation of Measurements- Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, Fair Value Measurements and Disclosures ("Topic 820"),defines fair value,establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investment securities as of September 30, 2012:
                                                            Investment
                           Level 1     Level 2     Level 3  Securities

Convertible Preferred
   Stock                $4,248,644  $7,198,202          $0  $11,446,846
Mandatory Preferred
   Stock                         0     968,436           0      968,436
Convertible Bonds                0  46,110,505     349,000   46,459,505
Convertible Bond Units           0     938,315           0      938,315
Corporate Bonds                  0   2,837,215     538,998    3,376,213
Common Stock             1,048,951   1,040,768           0    2,089,719
Warrants                 4,220,759           0         404    4,221,163

Total Investment        $9,518,354 $59,093,441  $  888,402  $69,500,197
Securities

                                                            Investments
                                                            Securities
                           Level 1       Level 2   Level 3  Sold Short

Common Stock              $561,963            $0          $0   $561,963

Total Investment          $561,963            $0          $0   $561,963
Securities Sold Short

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                 Convertible   Corporate
                                    Bonds        Bonds    Warrants
Balance as of December 31, 2011  $1,949,372    $      0  $     403
Realized gain                       141,799           0          0
Net change in appreciation          116,498           0          1
   (depreciation)
Purchases                                 0           0          0
Sales                            (1,360,000)          0          0
Transfers in and/or                (498,669)     538,998         0
out to Level 3

Balance as of September 30, 2012   $349,000     $538,998      $404


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President